1 - Organization and business	12 Months Ended
Dec. 31, 2011
Organization, Consolidation and Presentation of Financial Statements Disclosure [Text Block]
1 -       Organization and business

The accompanying financial statements reflect financial information of ScripsAmerica, Inc., (the “Company” or “ScripsAmerica” or “we”).  We were incorporated in the State of Delaware on May 12, 2008, and primarily engage in the sale of generic pharmaceutical drugs through our main customer, McKesson Corporation (McKesson”), to various end users, including physicians’ offices, retail pharmacies, long-term care sites, hospitals and home care agencies, located throughout the United States. We use a single vendor, Marlex Pharmaceuticals, Inc. for our packaging, distribution, warehouse and customer service needs.